Supplement  dated December 5, 2005 to the May 2, 2005  Prospectuses  for the following  annuity  products:  Optimum SM, Optimum Plus SM and Optimum Four SM , as previously supplemented (the "Prospectuses").

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia")  exclusively through  Linsco/Private  Ledger, Corp. This Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact  American
Skandia at 1-800-752-6342.

We are issuing this  supplement to describe  changes made with respect to certain  portfolios of American  Skandia Trust ("AST") and to announce three additional AST portfolios that are being offered as new variable  investment options under each of the  above-referenced products.  All of these changes will be effective on December 5, 2005.

SUB-ADVISOR and PORTFOLIO NAME CHANGES

The Trustees of AST and,  where  necessary,  shareholders  have approved the  following  sub-advisor  and portfolio  name changes to be effective as of December 5, 2005:

AST Hotchkis & Wiley Large-Cap Value Portfolio
J.P.  Morgan  Investment  Management,  Inc. has been added as a Sub-advisor to the AST Hotchkis & Wiley  Large-Cap  Value Portfolio and
will  manage a  portion  of the  Portfolio.  Hotchkis  & Wiley  Capital  Management,  LLC will  continue  to  manage a  portion  of the
Portfolio.  As a result, the Portfolio's name has changed to the AST Large-Cap Value Portfolio.

AST Small-Cap Value Portfolio
Salomon  Brothers Asset  Management Inc. has been added as a Sub-advisor to the AST Small-Cap Value Portfolio and will manage a portion of the Portfolio. Each of Integrity Asset Management,  J.P. Morgan Investment Management,  Inc., and Lee Munder Investments,  Ltd. will continue to manage a portion of the Portfolio.  The name of the Portfolio remains unchanged.

AST Money Market Portfolio
Prudential Investment Management,  Inc. replaced Wells Capital Management,  Inc. as Sub-advisor to the AST Money Market Portfolio.  The name of the Portfolio remains unchanged.

As a result of the above the above sub-advisor,  investment  objective/policies  and name changes,  the chart in each Prospectus in the section entitled "Investment Options/What are the Investment Objectives and Policies of the Portfolios?" is revised as follows:

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     Large Cap      AST Large-Cap Value (formerly AST Hotchkis & Wiley Large-Cap  Value):  seeks current income and     Hotchkis & Wiley
      Value         long-term  growth of income,  as well as capital  appreciation.  The Portfolio  invests,  under   Capital Management,
                    normal  circumstances,  at least  80% of its net  assets in common  stocks  of  large-cap  U.S.     LLC; J.P. Morgan
                    companies.  The  Portfolio  focuses on common  stocks that have a high cash  dividend or payout        Investment
                    yield relative to the market or that possess relative value within sectors.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 Small Cap Value    AST  Small-Cap  Value:  seeks to provide  long-term  capital  growth by investing  primarily in     Integrity Asset
                    small-capitalization  stocks  that  appear  to  be  undervalued.  The  Portfolio  will  have  a     Management; Lee
                    non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its   Munder Investments,
                    net assets in  small-capitalization  stocks.  The  Portfolio  will focus on common  stocks that     Ltd; J.P. Morgan
                    appear to be undervalued.                                                                              Investment
                                                                                                                       Management, Inc.;
                                                                                                                        Salomon Brothers
                                                                                                                       Asset Management,
                                                                                                                              Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   Fixed Income     AST Money Market:  seeks high current income while  maintaining  high levels of liquidity.  The  Prudential Investment
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average     Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

ADDITIONAL AST PORTFOLIOS

Effective December 5, 2005, the underlying  portfolios listed below are being offered as Sub-accounts  under your Annuity.  In order to reflect these additions:

     1.  In the section of each  Prospectus  entitled  "Summary of Contract  Fees and  Charges",  sub-section  "Underlying  Mutual Fund
Portfolio Annual Expenses", under the heading "American Skandia Trust", the following information is added:

----------------------------------------------------------------------------------------------------------------------------------
                                        UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
                                                                                                                  Total Annual
                                                           Management      Other Expenses       12b-1 Fees         Portfolio
                 UNDERLYING PORTFOLIO                         Fees                                                 Operating
                                                                                                                    Expenses
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST JPMorgan International Equity                            1.00%              0.13%              None              1.13%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST AllianceBernstein Growth & Income                        0.75%              0.15%              None              0.90%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------
AST T. Rowe Price Global Bond                                0.80%              0.27%              None              1.07%
------------------------------------------------------- ----------------- ------------------ ----------------- -------------------

     2.  The  following  is being  added to the chart in the  Prospectus  in the  section  entitled  "Investment  Options/What  are the
Investment Objectives and Policies of the Portfolios?":

----------------------- -------------------------------------------------------------------------------------------- -----------------------
        STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                       PORTFOLIO
         TYPE                                                                                                               ADVISOR/
                                                                                                                          SUB-ADVISOR
----------------------- -------------------------------------------------------------------------------------------- -----------------------
----------------------- -------------------------------------------------------------------------------------------- -----------------------
INTER-NATIONAL EQUITY   AST  JPMorgan  International  Equity:  seeks  long-term  capital  growth by  investing in a   J.P. Morgan Fleming
                        diversified  portfolio of international equity securities.  The Portfolio seeks to meet its     Asset Management
                        objective by  investing,  under normal market  conditions,  at least 80% of its assets in a diversified  portfolio of equity  securities of companies located or operating in developed
                        non-U.S. countries and emerging markets of the world.
----------------------- -------------------------------------------------------------------------------------------- -----------------------
----------------------- -------------------------------------------------------------------------------------------- -----------------------
                        AST  AllianceBernstein  Growth & Income: seeks long-term growth of capital and income while     Alliance Capital
   LARGE CAP VALUE      attempting to avoid  excessive  fluctuations in market value.  The Portfolio  normally will     Management, L.P.
                        invest in common stocks (and securities convertible into common stocks).
----------------------- -------------------------------------------------------------------------------------------- -----------------------
----------------------- -------------------------------------------------------------------------------------------- -----------------------
     FIXED INCOME       AST T. Rowe Price Global Bond:  seeks to provide high current  income and capital growth by      T. Rowe Price
                        investing in high quality  foreign and U.S.  dollar-denominated  bonds.  The Portfolio will   International, Inc.
                        invest at least 80% of its total assets in fixed income securities,  including high quality bonds issued or guaranteed by U.S. or foreign  governments or their agencies and by foreign authorities,  provinces and  municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers.
----------------------- -------------------------------------------------------------------------------------------- -----------------------

3.     The following  information is being added to the chart in each Prospectus,  as specified,  in the section  entitled  "Appendix A -
            Condensed Financial Information About Separate Account B":
           A.     For the Optimum SM Annuity:

-----------------------------------------------------------------------------------------------------------------------------
Sub-account                                              2004           2003          2002          2001           2000
-----------------------------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
       With No Optional Benefits
    Unit Price                                                $8.24         $7.13          5.53           6.86          8.99
    Number of Units                                         553,542       362,254       153,652        136,976        33,897
    With any one of GRO Plus, EBP or HAV
    Unit Price                                               $14.78        $12.81          9.96              -             -
    Number of Units                                         192,576        57,874        19,651              -             -
    With GMWB
    Unit Value                                               $12.46        $10.81             -              -             -
    Number of Units                                          32,632         1,808             -              -             -
    With any two of GRO Plus, EBP or HAV
    Unit Value                                               $14.70        $12.77          9.95              -             -
    Number of Units                                          22,423         8,138           293              -             -
    With any one of EBP or HAV and GMWB
    Unit Price                                               $12.42        $10.81             -              -             -
    Number of Units                                           1,120           106             -              -             -
    With HAV, EBP and GRO Plus
    Unit Price                                               $14.62        $12.74             -              -             -
    Number of Units                                         217,166        17,098             -              -             -
    With HAV, EBP and GMWB
    Unit Value                                                    -             -             -              -             -
    Number of Units                                               -             -             -              -             -
-----------------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income  (1992)
       With No Optional Benefits
    Unit Price                                               $11.24        $10.25          7.84          10.35         10.53
    Number of Units                                       4,119,501     3,076,626       142,152        205,232        34,439
    With any one of GRO Plus, EBP or HAV
    Unit Price                                               $14.03        $12.83          9.84              -             -
    Number of Units                                       3,211,199       932,323        18,189              -             -
    With GMWB
    Unit Value                                               $11.63        $10.64             -              -             -
    Number of Units                                         361,569        38,248             -              -             -
    With any two of GRO Plus, EBP or HAV
    Unit Value                                               $13.96        $12.80          9.83              -             -
    Number of Units                                         421,261       106,644           717              -             -
    With any one of EBP or HAV and GMWB
    Unit Price                                               $11.59        $10.64             -              -             -
    Number of Units                                          53,860        10,811             -              -             -
    With HAV, EBP and GRO Plus
    Unit Price                                               $13.88        $12.76             -              -             -
    Number of Units                                       2,899,917       187,011             -              -             -
    With HAV, EBP and GMWB
    Unit Value                                               $11.55             -             -              -             -
    Number of Units                                          32,525             -             -              -             -
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Sub-account                                              2004           2003          2002          2001           2000
-----------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond (1994)
       With No Optional Benefits
    Unit Price                                               $14.73        $13.73         12.32          10.84          10.7
    Number of Units                                         657,913       289,862        36,987         16,390           -0-
    With any one of GRO Plus, EBP or HAV
    Unit Price                                               $12.27        $11.47         10.32              -             -
    Number of Units                                         759,419        92,875         2,954              -             -
    With GMWB
    Unit Value                                               $11.06        $10.35             -              -             -
    Number of Units                                          85,967         7,131             -              -             -
    With any two of GRO Plus, EBP or HAV
    Unit Value                                               $12.21        $11.44         10.31              -             -
    Number of Units                                         103,452        13,487         4,861              -             -
    With any one of EBP or HAV and GMWB
    Unit Price                                               $11.03        $10.34             -              -             -
    Number of Units                                           9,789         1,457             -              -             -
    With HAV, EBP and GRO Plus
    Unit Price                                               $12.14        $11.40             -              -             -
    Number of Units                                         712,411        24,361             -              -             -
    With HAV, EBP and GMWB
    Unit Value                                               $11.00             -             -              -             -
    Number of Units                                           9,975             -             -              -             -
-----------------------------------------------------------------------------------------------------------------------------

B.       For the Optimum Plus SM Annuity:

-----------------------------------------------------------------------------------------------------------
Sub-account                                                        2004           2003           2002
-----------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
       With No Optional Benefits
    Unit Price                                                         $12.67         $11.00          8.56
    Number of Units                                                 3,227,381      2,415,394     2,569,506
    With any one of GRO Plus, EBP or HAV
    Unit Price                                                         $14.65         $12.75          9.95
    Number of Units                                                 2,064,681        936,678        90,759
    With GMWB
    Unit Value                                                         $14.62         $12.74             -
    Number of Units                                                   217,166         17,098             -
    With any two of GRO Plus, EBP or HAV
    Unit Value                                                         $14.57         $12.72          9.95
    Number of Units                                                   284,319        141,470         6,047
    With any one of EBP or HAV and GMWB
    Unit Value                                                          $7.86          $6.87             -
    Number of Units                                                   428,765        400,112             -
    With HAV, EBP and GRO Plus
    Unit Price                                                         $14.49         $12.68             -
    Number of Units                                                    38,292         13,590             -
    With HAV, EBP and GMWB
    Unit Price                                                         $12.32              -             -
    Number of Units                                                    20,718              -             -
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Sub-account                                                        2004           2003           2002
-----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth Income (1992)
       With No Optional Benefits
    Unit Price                                                         $11.46         $10.50          8.06
    Number of Units                                                25,850,506     21,264,670     6,667,373
    With any one of GRO Plus, EBP or HAV
    Unit Price                                                         $13.91         $12.77          9.83
    Number of Units                                                27,268,222     13,386,166       165,588
    With GMWB
    Unit Value                                                         $13.88         $12.76             -
    Number of Units                                                 2,899,917        187,011             -
    With any two of GRO Plus, EBP or HAV
    Unit Price                                                         $13.83         $12.74          9.83
    Number of Units                                                 4,694,207      2,029,598         6,100
    With any one of EBP or HAV and GMWB
    Unit Value                                                         $10.72          $9.88             -
    Number of Units                                                 1,731,512        976,756             -
    With HAV, EBP and GRO Plus
    Unit Price                                                         $13.76         $12.70             -
    Number of Units                                                   564,502         69,435             -
    With HAV, EBP and GMWB
    Unit Value                                                         $11.50              -             -
    Number of Units                                                   228,955              -             -
-----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond (1994)
       With No Optional Benefits
    Unit Price                                                         $13.45         $12.59          11.34
    Number of Units                                                 4,717,822      2,962,471      1,739,313
    With any one of GRO Plus, EBP or HAV
    Unit Price                                                         $12.17         $11.42          10.31
    Number of Units                                                 6,387,666      1,827,606         36,822
    With GMWB
    Unit Value                                                         $12.14         $11.40              -
    Number of Units                                                   712,411         24,361              -
    With any two of GRO Plus, EBP or HAV
    Unit Price                                                         $12.10         $11.38          10.31
    Number of Units                                                 1,195,848        279,110          3,700
    With any one of EBP or HAV and GMWB
    Unit Value                                                         $14.05         $13.23              -
    Number of Units                                                   191,816        148,319              -
    With HAV, EBP and GRO Plus
    Unit Price                                                         $12.04         $11.35              -
    Number of Units                                                   137,089         12,591              -
    With HAV, EBP and GMWB
    Unit Value                                                         $10.94              -              -
    Number of Units                                                    43,652              -              -
------------------------------------------------------------------------------------------------------------

C.       For the Optimum Four SM Annuity:

---------------------------------------------------------------------------------------------------------------------------
Sub-account                                                             2004               2003               2002
---------------------------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
       With No Optional Benefits
    Unit Price                                                                $12.67             $11.00               8.56
    Number of Units                                                        3,227,381          2,415,394          2,569,506
    With any one of GRO Plus, EBP or HAV
    Unit Price                                                                $14.65             $12.75               9.95
    Number of Units                                                        2,064,681            936,678             90,759
    With GMWB
    Unit Value                                                                $14.62             $12.74                  -
    Number of Units                                                          217,166             17,098                  -
    With any two of GRO Plus, EBP or HAV
    Unit Value                                                                $14.57             $12.72               9.95
    Number of Units                                                          284,319            141,470              6,047
    With any one of EBP or HAV and GMWB
    Unit Value                                                                 $7.86              $6.87                  -
    Number of Units                                                          428,765            400,112                  -
    With HAV, EBP and GRO Plus
    Unit Price                                                                $14.49             $12.68                  -
    Number of Units                                                           38,292             13,590                  -
    With HAV, EBP and GMWB
    Unit Price                                                                $12.32                  -                  -
    Number of Units                                                           20,718                  -                  -
---------------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income (1992)
       With No Optional Benefits
    Unit Price                                                                $11.46             $10.50               8.06
    Number of Units                                                       25,850,506         21,264,670          6,667,373
    With any one of GRO Plus, EBP or HAV
    Unit Price                                                                $13.91             $12.77               9.83
    Number of Units                                                       27,268,222         13,386,166            165,588
    With GMWB
    Unit Value                                                                $13.88             $12.76                  -
    Number of Units                                                        2,899,917            187,011                  -
    With any two of GRO Plus, EBP or HAV
    Unit Price                                                                $13.83             $12.74               9.83
    Number of Units                                                        4,694,207          2,029,598              6,100
    With any one of EBP or HAV and GMWB
    Unit Value                                                                $10.72              $9.88                  -
    Number of Units                                                        1,731,512            976,756                  -
    With HAV, EBP and GRO Plus
    Unit Price                                                                $13.76             $12.70                  -
    Number of Units                                                          564,502             69,435                  -
    With HAV, EBP and GMWB
    Unit Value                                                                $11.50                  -                  -
    Number of Units                                                          228,955                  -                  -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Sub-account                                                             2004               2003               2002
---------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond (1994)
       With No Optional Benefits
    Unit Price                                                                $13.45             $12.59              11.34
    Number of Units                                                        4,717,822          2,962,471          1,739,313
    With any one of GRO Plus, EBP or HAV
    Unit Price                                                                $12.17             $11.42              10.31
    Number of Units                                                        6,387,666          1,827,606             36,822
    With GMWB
    Unit Value                                                                $12.14             $11.40                  -
    Number of Units                                                          712,411             24,361                  -
    With any two of GRO Plus, EBP or HAV
    Unit Price                                                                $12.10             $11.38              10.31
    Number of Units                                                        1,195,848            279,110              3,700
    With any one of EBP or HAV and GMWB
    Unit Value                                                                $14.05             $13.23                  -
    Number of Units                                                          191,816            148,319                  -
    With HAV, EBP and GRO Plus
    Unit Price                                                                $12.04             $11.35                  -
    Number of Units                                                          137,089             12,591                  -
    With HAV, EBP and GMWB
    Unit Value                                                                $10.94                  -                  -
    Number of Units                                                           43,652                  -                  -
---------------------------------------------------------------------------------------------------------------------------

OTHER MATTERS

     A.  With respect to the  Prospectus  for the Optimum  Plus SM Annuity,  in the section  entitled  "Managing  Your Account  Value", sub-section "May I Give My Investment  Professional  Permission To Manage My Account Value?",  the first two sentences are replaced and corrected as follows:

Yes.  Your  Investment  Professional  may direct the  allocation  of your  Account  Value and request  financial  transactions  between investment options while you are living, subject to our rules and unless you tell us otherwise.